Intangible Assets, net - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Roll Forward]
Impairment of intangible assets						$ 4,500,000
Continuing Operations [Member]
Goodwill [Roll Forward]
Amortization of intangible assets	200,000	200,000	600,000	500,000	700,000	1,100,000
Impairment of intangible assets						$ 3,525,000